Convertible Preferred Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	26 Months Ended	20 Months Ended	1 Months Ended
	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2013	Nov. 30, 2012	Dec. 31, 2012	Nov. 30, 2012	Jan. 31, 2010	Jul. 31, 2014
Class of Stock [Line Items]
Shares issued upon conversion	1
Preferred stock dividend rate	8.00%
Convertible Preferred Stock, Series C [Member]
Class of Stock [Line Items]
Number of warrants exercisable (in shares)		1,975,532
Warrant exercise price (in USD per share)		$ 8.175
Series C convertible preferred stock [Member]
Class of Stock [Line Items]
Issuance of convertible preferred stock (in shares)		3,951,066	3,951,066
Share price (in USD per share)		$ 8.18	$ 8.18
Proceeds from issuance of preferred stock		$ 32.3
Series B convertible preferred stock [Member]
Class of Stock [Line Items]
Issuance of convertible preferred stock (in shares)				1,130,165	1,130,165	3,616,529
Share price (in USD per share)			$ 9.41	$ 9.41	$ 9.41	$ 9.41
Proceeds from issuance of convertible preferred stock				10.6		34.0
Series A convertible preferred stock [Member]
Class of Stock [Line Items]
Issuance of convertible preferred stock (in shares)							2,201,827
Share price (in USD per share)			$ 8.18				$ 8.18
Proceeds from issuance of convertible preferred stock							$ 18.0
Common stock [Member] | IPO [Member]
Class of Stock [Line Items]
Share price (in USD per share)								$ 12.00
Shares converted								9,769,422